Other disclosures	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Other disclosures
Other disclosures
5.1 Share-based payment schemes

Share-based payment expensed in the income statement
DKK million	2024	2023	2022
Restricted stock units to employees	380	365	265
Long-term share-based incentive programme (Management Board)	314	304	250
Long-term share-based incentive programme (Management group below Management Board)	1,403	1,271	819
Restricted stock units to individual employees	192	209	205
Share-based payment expensed in the income statement	2,289	2,149	1,539
Restricted stock units to employees
In connection with Novo Nordisk's 100 year anniversary and in appreciation of the efforts of employees during recent years, as of 1 February 2023, all eligible employees in the company were offered 74 restricted stock units. Each restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in August 2026, subject to continued employment. The cost of the DKK 1,331 million programme is amortised over the vesting period.
Long-term share-based incentive programme

Management Board
The LTIPs commenced in 2022, 2023 and 2024 have a three-year performance period, subject to continued employment, and a subsequent two-year holding period. Targets are set at the beginning of the performance period and include determination of threshold, on-target level of performance and level of performance to achieve maximum allocation of shares. The maximum share allocation at grant cannot exceed 30 months' base salary for the CEO, 24 months' base salary for executive vice presidents and up to 15.6 months' base salary for senior vice presidents. Hence the LTIP is capped at a number of shares at the time of grant. For 2024 onward, the Board sets both financial and non-financial targets for a three-year period which are linked to three-year average growth in sales, operating profit and non-financial performance. All targets are aligned to Novo Nordisk's Strategic Aspirations 2025: Purpose & Sustainability, Innovation & Therapeutic Focus, Commercial Execution and Financials. Target achievement is assessed by the Board.

The grant date of the 2024-programme was 31 January 2024, and the share price used for the determining the grant date fair value of the award (DKK 767) was the average share price for Novo Nordisk B shares on Nasdaq Copenhagen in the period 31 January 2024 to 13 February 2024, adjusted for the expected dividend. Based on the split of participants at the grant date, 50% of the shares is allocated to members of Executive Management and 50% to other members of the Management Board.

All restricted stock units and shares allocated to Management are settled by transfers of treasury shares at the time of vesting.

Management group below the Management Board
The Management group below the Management Board has a share-based incentive programme with similar performance criteria as Management Board.
For 2024 onward, the Board sets both financial and non-financial targets for a three-year period.

On 31 December 2024, a total of 13.3 million shares (18.9 million in 2023 and 21.4 million in 2022) were outstanding including all ongoing programmes.

ACCOUNTING POLICIES
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the performance and vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to previous years are included in the income statement in the year of adjustment.

General terms and conditions of 2022-2024 programmes
	Employees' 100 year anniversary programme	Management Board			Management group below Management Board			Individual employees
Year of launch	2023	2024	2023	2022	2024	2023	2022	2024	2023	2022
Preliminary number of shares to be allocated[1] (million)	3.0	0.3	0.6	0.7	1.5	3.1	3.3	0.2	0.3	0.8
Fair value per restricted stock unit at grant date (DKK)	446	767	456	320	767	456	320	794	544	371
Performance and vesting period	2023 to 2026	2024 to 2026	2023 to 2025	2022 to 2024	2024 to 2026	2023 to 2025	2022 to 2024	2024 to 2027	2023 to 2026	2022 to 2025
Allocation date	Aug 2026	Feb 2027	Feb 2026	Feb 2025	Feb 2027	Feb 2026	Feb 2025	2027	2026	2025
Amortisation period	3.5 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
1. The number of shares to be allocated under the LTIPs to Management Board and management group below Management Board, respectively, may potentially be reduced or increased depending on whether Novo Nordisk's performance during the 3-year performance period is higher or lower compared to targets determined by the Board. The maximum number is capped.

5.2 Commitments

Contractual obligations not recognised in the balance sheet
DKK million (undiscounted)	Current	Non-current	Total
2024
Leases[1]	288	3,893	4,181
Research and development obligations	12,101	23,215	35,316
Research and development – potential milestone payments[2]	2,076	32,507	34,583
Commercial product launch – potential milestone payments[2]	384	16,543	16,927
Purchase obligations relating to investments in property, plant and equipment	8,305	3,354	11,659
Purchase obligations relating to contract manufacturers	8,925	62,136	71,061
Other purchase obligations	10,531	8,463	18,994
Total obligations not recognised in the balance sheet	42,610	150,111	192,721
2023
Leases[1]	144	2,053	2,197
Research and development obligations	8,678	13,235	21,913
Research and development – potential milestone payments[2]	1,234	27,311	28,545
Commercial product launch – potential milestone payments[2]	—	12,952	12,952
Purchase obligations relating to investments in property, plant and equipment	4,222	1,693	5,915
Purchase obligations relating to contract manufacturers	6,315	26,792	33,107
Other purchase obligations	7,151	5,888	13,039
Total obligations not recognised in the balance sheet	27,744	89,924	117,668
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases. 2. Potential milestone payments are associated with uncertainty because they are linked to successful achievements in research activities.

Contractual obligations
Research and development obligations include commitments relating to clinical trials, contingent payments related to achieving development milestones. Such amounts entail uncertainties in relation to the period in which payments are due because a proportion of the obligations are dependent on milestone achievements. Exercise fees and subsequent milestone payments under in-licensing option agreements are excluded, as Novo Nordisk is not contractually obligated to make such payments. Commercial product launch milestones include contingent payments solely related to achievement of a commercial product launch following regulatory approval. The increase in research and development obligation is driven by the general increase in business activities.

Commercial milestones, royalties and other payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales.

Purchase obligations related to investments in property, plant and equipment primarily relates to production capacity expansion projects. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

Purchase obligations related to contract manufacturers relate to commitments entered to secure future manufacturing capacity.

Other purchase obligations mainly consist of commitments related to promotional and media activities, professional and consulting activities and strategic sourcing contracts.

The contractual obligations not recognised in the balance sheet represent contractual payments and are not discounted and are not risk-adjusted.

Other guarantees
Other guarantees amount to DKK 2,380 million (DKK 1,878 million in 2023) and primarily relate to performance guarantees issued by Novo Nordisk.
5.3 Acquisition of businesses

Fair value recognised at date of acquisition
	2024
DKK million	Fill-finish sites (Catalent)	Other acquisitions	Total
Know-how	41,102	—	41,102
Intellectual property rights and other intangible assets	311	52	363
Property, plant and equipment	24,839	608	25,447
Deferred tax assets (liabilities), net	992	(7)	985
Provisions	(1,084)	—	(1,084)
Other net assets	1,290	(2)	1,288
Net identifiable assets acquired	67,450	651	68,101
Goodwill	15,293	30	15,323
Purchase price	82,743	681	83,424
Settlement of pre-existing relationships	(597)	—	(597)
Cash consideration transferred	82,146	681	82,827
Cash acquired	(664)	—	(664)
Cash used for acquisition of businesses; net of cash acquired	81,482	681	82,163

Business combinations in 2024
Three fill-finish sites (Catalent)
On 18 December 2024, Novo Nordisk acquired three fill-finish sites from Novo Holdings A/S in connection with a transaction where Novo Holdings A/S acquired Catalent, Inc. (“Catalent”), a global contract development and manufacturing organisation.

The three fill-finish sites are specialised in the sterile filling of drugs and located in Bloomington (Indiana, US), Anagni (Italy) and Brussels (Belgium) and employ around 3,500 people.

Novo Nordisk and Novo Holdings are related parties. Novo Nordisk’s Board of Directors has approved the acquisition, finding it to be in the best interest of Novo Nordisk and its shareholders.
Strategic rationale
The acquisition of the fill-finish sites is aligned with Novo Nordisk’s strategy of reaching more people living with diabetes and obesity with current and future treatments. It is expected to enable an expansion of the manufacturing capacity and provide future optionality and flexibility for Novo Nordisk’s existing supply network. The acquisition is expected to gradually increase Novo Nordisk's filling and finish capacity.

Details of the acquisition
The total cash consideration transferred was USD 11,723 million (DKK 82,146 million including hedging effects).

The purchase price allocation for the acquisition is considered provisional since the transaction was closed only on 18 December 2024, leaving limited time to identify and determine fair value of assets acquired and liabilities assumed.

Know-how is primarily comprised of the documented processes and systems for efficient and large-scale production of GLP-1 products as well as know-how to expand capacity in an efficient way. The fair value of both property, plant and equipment and know-how incorporate a significant value of accelerated access to capacity as a reflection of the current shortage of fill-finish capacity and high demand for GLP-1 products in the market.

Goodwill primarily reflects the value of a highly-skilled assembled workforce in place at the three fill-finish sites and expected synergies from Novo Nordisk’s existing know-how and production capabilities. Goodwill is fully allocated to the Diabetes and Obesity care segment.

Acquisition related costs of DKK 978 million are included in other operating income and expenses and a gain on pre-existing relationships of DKK 597 million is included in cost of goods sold.

Had the business combination taken place on 1 January 2024, Net profit would have likely included additional net costs of around DKK 9 billion reflecting significant integration costs, amortisation of fair value adjustments made in purchase price allocation and interest expenses from planned borrowings incurred to finance the transaction. Net sales would have remained largely unchanged as revenues from existing manufacturing and development contracts are included in Other operating income and expenses as these are not part of the main revenue-generating activities of Novo Nordisk.

Other acquisitions
Other acquisitions of businesses in 2024 comprise the acquisition of a production site in Ireland for a total purchase price of DKK 681 million.

KEY ACCOUNTING ESTIMATES IN DETERMINING THE FAIR VALUE OF
ASSETS ACQUIRED IN A BUSINESS COMBINATION AND JUDGEMENT OF
WHETHER INTANGIBLE ASSETS ACQUIRED IN A BUSINESS COMBINATION
ARE SEPARATELY IDENTIFIABLE
Management makes judgements when determining whether intangible assets, such as know-how related to large-scale production of GLP-1 products as well as know-how to expand capacity in an efficient way, are separately identifiable. This involves assessing if the know-how meets the separability criterion, which means it can be separated from the acquiree and sold, transferred, licensed, rented, or exchanged independently.

The application of the acquisition method of accounting involves the use of significant estimates because the identifiable net assets of the acquiree are recognised at their fair value for which observable market prices are typically not available. This is particularly relevant for assets which require use of valuation techniques typically based on estimates of present value of future uncertain cash flows.

The fair value is based on assumptions made by market participants, which in this business combination is assessed to be a company with similar needs and capacity to acquire assets of the same nature and size as those of the acquired business.

The valuation of know-how identified in the acquisition is based on the multi-period excess earnings method, which is used to value unique assets that generate earnings. The economic benefit of the know-how is comprised by net cash flows attributable to the asset which also includes the benefit of accelerated access to production capacity compared to a greenfield construction scenario without the know-how required for commercial production at scale. The net present value of future estimated cash flows is based on projections of sales volumes and prices, valuation period and royalty rates.

The valuation of property, plant and equipment identified in the acquisition of the three fill-finish sites is mainly based on the depreciated replacement cost method in combination with the present value of accelerated access to production facilities. The depreciated replacement cost method reflects adjustments for physical deterioration as well as functional and economic obsolescence. Land has been valued using the market approach based on comparable transactions.

ACCOUNTING POLICIES
The acquisition method of accounting is used to account for all business combinations.

The purchase price for a business comprises the fair values of the assets transferred, liabilities incurred to the former owners including warrant holders of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS Accounting Standards.

Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value at the date of acquisition by applying relevant valuation methods. Acquisition-related costs are expensed as incurred. Goodwill is recognised at the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.
5.4 Related party transactions

Material transactions with related parties
DKK million	2024	2023	2022
Novo Holdings A/S
Purchase of Novo Nordisk B shares	10,164	8,775	6,984
Acquisition of fill-finish sites (note 5.3)	82,146	—	—
Dividend payment to Novo Holdings A/S	12,502	9,028	7,207
Services provided by Novo Nordisk	(33)	(17)	(24)
Novonesis Group
Services provided by Novo Nordisk	(48)	(48)	(78)
Services provided by Novonesis	117	112	92
Altasciences Group
Services provided by Altasciences	146	229	70
Other subsidiaries of Novo Holding A/S
Services provided to Novo Nordisk	93	—	—
NNIT Group
Services provided by NNIT	257	436	660

Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 77.3% of the total number of votes. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

Novonesis Group, Altasciences Company Inc., and other subsidiaries of Novo Holdings A/S are considered related parties to Novo Nordisk A/S. As an associated company of Novo Nordisk A/S, NNIT Group is also considered related party.
In 2024, Novo Nordisk A/S acquired 12.6 million B shares, worth DKK 10,164 million, from Novo Holdings A/S as part of the DKK 20,000 million share repurchase programme. The transaction price for each transaction was calculated as the average market price in the open window period following the announcements of the financial results for the first and third quarters in 2024.

Remuneration to Executive Management and Board of Directors
DKK million	2024	2023	2022
Salary and short-term incentive	180	173	141
Pension	18	17	13
Benefits[1]	55	19	9
Long-term incentive[2]	112	121	97
Executive Management in total[3]	365	330	260
Fees to Board of Directors[4]	23	22	20
Total	388	352	280
1. In 2024, an amount of DKK 45.4 million relates to recruitment arrangements as well as a conditional amount payable at the end of employment. 2. Refer to note 5.1 for further information on share-based payment schemes. 3. Total remuneration for persons registered as members of Executive Management with the Danish Business Authority amounts to DKK 88 million (DKK 195 million in 2023 and DKK 175 million in 2022). 4. All members of the Board of Directors are registered with the Danish Business Authority.

There were no transactions with the Board of Directors or Executive Management besides remuneration.

There were no material unsettled balances with related parties at the end of the year.
5.5 Fees to statutory auditors

DKK million	2024	2023	2022
Statutory audit[1]	35	30	38
Audit-related services	5	3	2
Tax advisory services	9	8	3
Other services	13	18	12
Total fees to statutory auditors	62	59	55
1. Statutory audit fees in 2024 include DKK 5 million of additional fees mainly related to business acquisitions. Statutory audit fees in 2022 include DKK 9 million of additional fee related to 2021.
Fees for services other than statutory audit of the financial statements amount to DKK 27 million (DKK 29 million in 2023 and DKK 17 million in 2022).

In 2024, Deloitte Statsautoriseret Revisionspartnerselskab provided other services than statutory audit in the amount of DKK 6 million (DKK 18 million in 2023 and
DKK 12 million in 2022) which relate to tax services relating to acquisitions, tax compliance, financial due diligence, management consulting, educational training and other assurance assessments and opinions.
5.6 General accounting policies

Principles of consolidation
The Consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The Consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the prevailing exchange rates at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement. Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items. All effects of exchange rate adjustments are recognised in other comprehensive income.

Cash flow statement
The Cash flow statement is presented in accordance with the indirect method commencing with net profit for the year.

5.7 Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
North America Operations
Inversago Pharma Inc., Canada	100			•
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Inc., US	100	•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
NN Corporate Development US, Inc., US	100			•
NN Research & Development US, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Holdings Inc., US	100				•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•
Catalent Indiana LLC, US	100		•

Region International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•

Region EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Catalent Belgium S.A, Belgium	100		•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Production Czech s.r.o, Czech Republic	100		•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Estonia OÜ, Estonia	100	•
Novo Nordisk Farma OY, Finland	100	•
Biocorp Production S.A., France	100		•	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Cardior Pharmaceuticals GmbH, Germany	100			•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Production Ireland Ltd., Ireland	100		•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Catalent Anagni S.R.L, Italy	100		•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Latvia SIA, Latvia	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•

Company and country	Percentage of shares owned	Activity
Region China
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•

Region Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars Co. (PJS), Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations Sdn Bhd, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Service Centre Mexico, Sociedad Anonim, Mexico	100				•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Vietnam Ltd., Vietnam	100	•

Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•
Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.